NON-CONTROLLING INTERESTS - Summary information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Revenues	$ 2,980	$ 2,982	$ 2,625
Net income (loss)	273	403	51
Total comprehensive income (loss)	1,998	3,667	1,401
Property, plant and equipment, at fair value	30,714	29,025	27,096
Total assets	35,691	34,103
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Revenues	155	157	123
Net income (loss)	2	2	(34)
Total comprehensive income (loss)	61	95	(133)
Net income (loss) allocated to non-controlling interests	0	1	(29)
Property, plant and equipment, at fair value	1,713	1,687
Total assets	1,754	1,737
Total borrowings	509	536
Total liabilities	569	582
Carrying value of non-controlling interests	$ 922	900
Brookfield Americas Infrastructure Fund | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Brookfield Americas Infrastructure Fund | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Revenues	$ 451	447	430
Net income (loss)	(20)	17	(20)
Total comprehensive income (loss)	294	544	529
Net income (loss) allocated to non-controlling interests	(13)	9	(13)
Property, plant and equipment, at fair value	5,240	5,553
Total assets	5,455	5,831
Total borrowings	1,756	1,979
Total liabilities	2,116	2,395
Carrying value of non-controlling interests	$ 1,852	1,929
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	43.00%
Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%
Brookfield Infrastructre Fund III, Ownership Basis | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	69.00%
Brookfield Infrastructre Fund III, Ownership Basis | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	22.90%
Revenues	$ 255	311	53
Net income (loss)	10	19	18
Total comprehensive income (loss)	359	898	126
Net income (loss) allocated to non-controlling interests	8	15	13
Property, plant and equipment, at fair value	2,508	2,322
Total assets	3,371	3,725
Total borrowings	850	838
Total liabilities	1,089	1,441
Carrying value of non-controlling interests	1,622	1,641
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Revenues	39	0	0
Net income (loss)	9	0	0
Total comprehensive income (loss)	4	0	0
Net income (loss) allocated to non-controlling interests	6	0	0
Property, plant and equipment, at fair value	538	0
Total assets	662	0
Total borrowings	331	0
Total liabilities	439	0
Carrying value of non-controlling interests	$ 162	0
Brookfield Infrastructure Fund IV | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	72.00%
Brookfield Infrastructure Fund IV | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	73.00%
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Interests held by third parties	50.00%
Revenues	$ 96	38	0
Net income (loss)	42	15	0
Total comprehensive income (loss)	138	25	0
Net income (loss) allocated to non-controlling interests	19	6	0
Property, plant and equipment, at fair value	1,849	1,679
Total assets	3,486	1,975
Total borrowings	1,651	924
Total liabilities	2,045	1,933
Carrying value of non-controlling interests	$ 651	314
Canadian Hydroelectric Portfolio | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%
Canadian Hydroelectric Portfolio | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	44.00%
The Catalyst Group
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%
Revenues	$ 145	142	135
Net income (loss)	67	56	47
Total comprehensive income (loss)	(99)	(16)	57
Net income (loss) allocated to non-controlling interests	17	14	12
Property, plant and equipment, at fair value	696	875
Total assets	794	982
Total borrowings	325	369
Total liabilities	342	387
Carrying value of non-controlling interests	$ 88	124
Isagen
Disclosure of subsidiaries [line items]
Interests held by third parties	75.90%
Revenues	$ 971	896	797
Net income (loss)	293	331	89
Total comprehensive income (loss)	1,007	1,290	236
Net income (loss) allocated to non-controlling interests	220	251	67
Property, plant and equipment, at fair value	7,352	6,665
Total assets	8,403	7,717
Total borrowings	1,865	1,744
Total liabilities	3,928	3,548
Carrying value of non-controlling interests	3,395	3,169
Other
Disclosure of subsidiaries [line items]
Revenues	29	21	32
Net income (loss)	6	2	7
Total comprehensive income (loss)	17	16	0
Net income (loss) allocated to non-controlling interests	5	1	3
Property, plant and equipment, at fair value	261	253
Total assets	268	293
Total borrowings	93	70
Total liabilities	114	88
Carrying value of non-controlling interests	$ 50	52
Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	20.00%
Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	50.00%
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Revenues	$ 2,141	2,012	1,570
Net income (loss)	409	442	107
Total comprehensive income (loss)	1,781	2,852	815
Net income (loss) allocated to non-controlling interests	262	297	$ 53
Property, plant and equipment, at fair value	20,157	19,034
Total assets	24,193	22,260
Total borrowings	7,380	6,460
Total liabilities	10,642	10,374
Carrying value of non-controlling interests	$ 8,742	$ 8,129
Isagen institutional investors
Disclosure of subsidiaries [line items]
Interests held by third parties	52.60%
Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Interests held by third parties	0.40%